Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Inventories Details
Raw materials	$ 442	$ 684
Work in progress	317	430
Finished goods	259	709
Total	$ 1,018	$ 1,823